Financial Instruments and Risk Management (Tables)	9 Months Ended
Sep. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Asset and Liability	The following table summarizes the gross asset and liability positions of the Company’s individual risk management contracts that are offset in the consolidated statements of financial position:
As at	September 30, 2026	December 31, 2025
Gross asset (liability)	$(62,713)	$13,456
Amount offset	8,474	(2,440)
Risk management contracts – asset (liability)	$(54,239)	$11,016

Schedule of Gain (Loss) on Risk Management Contracts
	Three months ended September 30		Nine months ended September 30
	2026	2025	2026	2025
Realized gain (loss) on risk management contracts	$(36,893)	$9,135	$(79,971)	$17,857
Unrealized gain (loss) on risk management contracts	(17,854)	(18,940)	(46,139)	13,248
Gain (loss) on risk management contracts	$(54,747)	$(9,805)	$(126,110)	$31,105

Schedule of Financial Commodity Risk Management Contracts

As at September 30, 2026, the following financial commodity risk management contracts were in place, with oil volumes hedged in barrels (“bbl”) and natural gas volumes hedged in gigajoules (“GJ”):

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q4 2026	WTI Costless Collar	US$ / bbl	8,147	-	$59.92	$73.94
Q4 2026	WTI Fixed Price Swap	US$ / bbl	674	$68.83	-	-
Q4 2026	WTI Fixed Price Swap	C$ / bbl	5,475	$81.01	-	-
Q4 2026	WCS Differential Swap	C$ / bbl	8,000	$(18.58)	-	-
Q4 2026	C5 Differential Swap	C$ / bbl	2,520	$(1.00)	-	-
Q4 2026	AECO Swap	C$ / GJ	31,000	$2.25	-	-
Q1 2027	WTI Costless Collar	US$ / bbl	12,000	-	$67.92	$87.02
Q1 2027	AECO Swap	C$ / GJ	37,000	$2.67	-	-
Q2 2027	WTI Costless Collar	US$ / bbl	5,000	-	$67.50	$83.26
Q2 2027	AECO Swap	C$ / GJ	37,000	$2.67	-	-
Q3 – Q4 2027	AECO Swap	C$ / GJ	37,000	$2.67	-	-
Q1 – Q4 2028	AECO Swap	C$ / GJ	27,000	$2.93	-	-

Subsequent to September 30, 2026, Greenfire entered into the following financial commodity risk management contracts:

	Instrument	Units	Volume (per day)	Swap Price	Put Price	Call Price
Q4 2026	WTI Fixed Price Swap	US$ / bbl	842	$90.06	-	-
Q1 2027	WTI Fixed Price Swap	US$ / bbl	3,000	$87.26	-	-
Q2 2027	WTI Costless Collar	US$ / bbl	5,000	-	$75.00	$92.92

Schedule of Net Income (Loss), Before Tax, Based on the Financial Risk Management Contracts

The following table illustrates the potential impact of changes in commodity prices on the Company’s net income (loss), before tax, based on the financial risk management contracts in place at September 30, 2026:

	10% change in commodity prices
As at September 30, 2026	Increase	Decrease
Increase (decrease) to fair value of the risk management contracts – oil	(27,890)	27,417
Increase (decrease) to fair value of the risk management contracts – natural gas	5,934	(5,934)

Schedule of Credit Risk

Credit Risk

As at	September 30, 2026	December 31, 2025
Trade receivables	$111,231	$32,482
Joint interest receivables	18,341	19,719
Accrued joint interest receivables	13,884	13,985
Accounts receivable	$143,456	$66,186

Schedule of Contractual Maturities of its Financial Liabilities

The following table details the Company’s contractual maturities of its financial liabilities at September 30, 2026, and December 31, 2025:

	As at September 30, 2026		As at December 31, 2025
	Less than one year	Greater than one year	Less than one year	Greater than one year
Accounts payable and accrued liabilities	$176,256	$-	$88,432	$-
Risk management contracts	49,466	4,773	-	-
Lease liabilities and other(1)	3,209	6,252	3,457	2,787
Debt(2)	1,625	614,003	-	-
Total financial liabilities	$230,556	$625,028	$91,889	$2,787

(1)	Amounts represent the expected undiscounted cash payments.
(2)	Amounts represent undiscounted principal only and exclude interest and transaction costs.